AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
REITs - 98.7%
Apartments - 16.5%
American Campus Communities, Inc.	26,635	$739,121
American Homes 4 Rent, Class A	29,640	687,648
Apartment Investment & Management Co., Class A	49,431	1,737,500
AvalonBay Communities, Inc.	14,345	2,111,154
Camden Property Trust	11,240	890,658
Equity Residential	147,469	9,100,312
Essex Property Trust, Inc.	15,966	3,516,352
Invitation Homes, Inc.	236,250	5,048,662
NexPoint Residential Trust, Inc.	21,187	534,124
UDR, Inc.	54,792	2,002,100

Total Apartments		26,367,631
Diversified - 32.9%
American Tower Corp.	76,930	16,751,507
CoreSite Realty Corp.	7,830	907,497
Crown Castle International Corp.	51,505	7,437,322
Duke Realty Corp.	19,730	638,857
Equinix, Inc.	22,650	14,146,510
PS Business Parks, Inc., Class A	4,328	586,531
Realty Income Corp.	83,851	4,180,811
SBA Communications Corp.	22,340	6,031,130
STAG Industrial, Inc.	37,373	841,640
STORE Capital Corp.	66,490	1,204,799

Total Diversified		52,726,604
Health Care - 8.9%
Diversified Healthcare Trust	221,950	805,678
Healthcare Realty Trust, Inc.	34,290	957,720
Healthpeak Properties, Inc.	243,280	5,802,228
Sabra Health Care, Inc.	117,700	1,285,284
Ventas, Inc.	199,259	5,340,141

Total Health Care		14,191,051
Hotels - 2.4%
Apple Hospitality, Inc.	44,410	407,240
Host Hotels & Resorts, Inc.	145,160	1,602,566
RLJ Lodging Trust	77,768	600,369
Sunstone Hotel Investors, Inc.	141,707	1,234,268

Total Hotels		3,844,443
Manufactured Homes - 2.4%
Sun Communities, Inc.	31,305	3,908,429
Office Property - 12.1%
Boston Properties, Inc.	29,840	2,752,143
	Shares	Value

Columbia Property Trust, Inc.	134,860	$1,685,750
Cousins Properties, Inc.	62,183	1,820,096
Douglas Emmett, Inc.	53,880	1,643,879
Empire State Realty Trust, Inc., Class A	171,104	1,533,092
Highwoods Properties, Inc.	18,419	652,401
JBG SMITH Properties	118,489	3,771,505
Kilroy Realty Corp.	48,670	3,100,279
VEREIT, Inc.	506,700	2,477,763

Total Office Property		19,436,908
Regional Malls - 0.9%
Simon Property Group, Inc.	26,730	1,466,408
Shopping Centers - 2.8%
Brixmor Property Group, Inc.	92,410	877,895
Regency Centers Corp.	15,970	613,727
Retail Opportunity Investments Corp.	185,670	1,539,204
Retail Properties of America, Inc., Class A	293,320	1,516,465

Total Shopping Centers		4,547,291
Storage - 7.6%
CubeSmart	39,394	1,055,366
Extra Space Storage, Inc.	40,670	3,894,559
Iron Mountain, Inc.	84,320	2,006,816
Life Storage, Inc.	19,460	1,839,943
Public Storage	16,584	3,293,748

Total Storage		12,090,432
Warehouse/Industrials - 12.2%
Americold Realty Trust	71,600	2,437,264
CyrusOne, Inc.	39,010	2,408,867
First Industrial Realty Trust, Inc.	22,240	739,035
Prologis, Inc.	146,840	11,801,531
Rexford Industrial Realty, Inc.	51,856	2,126,615

Total Warehouse/Industrials		19,513,312

Total REITs (Cost $181,038,229)		158,092,509
Short-Term Investments - 0.1%
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[1]	20,052	20,052
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[1]	20,051	20,051
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[1]	20,659	20,659

Total Short-Term Investments (Cost $60,762)		60,762

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 98.8% (Cost $181,098,991)	$158,153,271
Other Assets, less Liabilities - 1.2%	1,975,771
Net Assets - 100.0%	$160,129,042

[1]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
REITs†	$158,092,509	—	—	$158,092,509
Short-Term Investments
Other Investment Companies	60,762	—	—	60,762
Total Investments in Securities	$158,153,271	—	—	$158,153,271

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.